Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 474		$ (1,895,262)	$ (1,894,788)
Balance (in Shares) at Dec. 31, 2019	4,737,500
Remeasurement adjustment to amount subject to redemption			(591,129)	(591,129)
Net income (loss)			(843,428)	(843,428)
Balance at Dec. 31, 2020	$ 474		(3,329,819)	(3,329,345)
Balance (in Shares) at Dec. 31, 2020	4,737,500
Remeasurement adjustment to amount subject to redemption			(178,225)	(178,225)
Net income (loss)			954,694	954,694
Balance at Mar. 31, 2021	$ 474		(2,553,350)	(2,552,876)
Balance (in Shares) at Mar. 31, 2021	4,737,500
Balance at Dec. 31, 2020	$ 474		(3,329,819)	(3,329,345)
Balance (in Shares) at Dec. 31, 2020	4,737,500
Net income (loss)				549,460
Balance at Jun. 30, 2021	$ 474		(2,405,587)	(2,405,113)
Balance (in Shares) at Jun. 30, 2021	4,737,500
Balance at Dec. 31, 2020	$ 474		(3,329,819)	(3,329,345)
Balance (in Shares) at Dec. 31, 2020	4,737,500
Remeasurement adjustment to amount subject to redemption			(1,613,356)	(1,613,356)
Net income (loss)			1,776,014	1,776,014
Balance at Dec. 31, 2021	$ 474		(3,167,161)	(3,166,687)
Balance (in Shares) at Dec. 31, 2021	4,737,500
Balance at Mar. 31, 2021	$ 474		(2,553,350)	(2,552,876)
Balance (in Shares) at Mar. 31, 2021	4,737,500
Remeasurement adjustment to amount subject to redemption			552,997	552,997
Net income (loss)			(405,234)	(405,234)
Balance at Jun. 30, 2021	$ 474		(2,405,587)	(2,405,113)
Balance (in Shares) at Jun. 30, 2021	4,737,500
Balance at Dec. 31, 2021	$ 474		(3,167,161)	(3,166,687)
Balance (in Shares) at Dec. 31, 2021	4,737,500
Remeasurement adjustment to amount subject to redemption			259,247	259,247
Net income (loss)			(547,900)	(547,900)
Balance at Mar. 31, 2022	$ 474		(3,455,814)	(3,455,340)
Balance (in Shares) at Mar. 31, 2022	4,737,500
Balance at Dec. 31, 2021	$ 474		(3,167,161)	(3,166,687)
Balance (in Shares) at Dec. 31, 2021	4,737,500
Net income (loss)				30,725
Balance at Jun. 30, 2022	$ 474		(3,424,205)	(3,423,731)
Balance (in Shares) at Jun. 30, 2022	4,737,500
Balance at Mar. 31, 2022	$ 474		(3,455,814)	(3,455,340)
Balance (in Shares) at Mar. 31, 2022	4,737,500
Remeasurement adjustment to amount subject to redemption			(547,016)	(547,016)
Net income (loss)			578,625	578,625
Balance at Jun. 30, 2022	$ 474		$ (3,424,205)	$ (3,423,731)
Balance (in Shares) at Jun. 30, 2022	4,737,500